Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	18.41%	12.53%	11.19%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.35%	9.35%	9.00%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.07%	8.89%	8.40%